Cover	Dec. 20, 2024	Dec. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date		Dec. 19, 2024
Entity Registrant Name	LUXFER HOLDINGS PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35370
Entity Tax Identification Number	98-1024030
Entity Address, Address Line One	1433 North Water Street, Suite 400
Entity Address, City or Town	Milwaukee
Entity Address, Postal Zip Code	WI, 53202
Country Region	+1
City Area Code	414
Local Phone Number	269-2419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value £0.50 each
Trading Symbol	LXFR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001096056
Document Fiscal Year Focus	2024
Entity Address, Country	GB
Entity Information [Line Items]
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2024
Entity Address, Country	GB
Amendment Flag	false